Borrowings - Financial Liabilities (Narrative III) (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	4 Months Ended			5 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023	Apr. 30, 2021	Apr. 30, 2018	May 31, 2023	May 31, 2022	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Nov. 30, 2021	Jun. 30, 2020	Feb. 29, 2020	Nov. 30, 2019	Oct. 31, 2019	Aug. 31, 2019	Mar. 31, 2018
Restructuring Cost and Reserve [Line Items]
Finance Lease, Liability								$ 468,414	$ 389,007
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $71,500 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								March 31, 2018
Finance Lease, Liability								$ 37,240											$ 71,500
Vessels financed								four product tankers
Proceeds from Lines of Credit				$ 71,500
Maturity date								April 2029
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt Instrument, Basis Spread on Variable Rate								1.90%
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $103,155 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								March and April 2019
Finance Lease, Liability								$ 103,155
Maturity date								March and April 2026
Debt Instrument, Description of Variable Rate Basis								LIBOR
Debt Instrument, Basis Spread on Variable Rate								3.50%
Sale and Leaseback Transaction Description								to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers
Prepayment of Sale and Leaseback Transaction		$ 61,181
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $15,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								August 2019
Finance Lease, Liability								$ 6,719										$ 15,000
Vessels financed								one product tanker
Maturity date								August 2024.
Debt Instrument, Description of Variable Rate Basis								SOFR
Debt Instrument, Basis Spread on Variable Rate								4.00%
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $47,220 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								September 2019
Finance Lease, Liability																$ 47,220
Vessels financed								three product tankers
Debt Instrument, Description of Variable Rate Basis								LIBOR plus a margin ranging from 350 bps to 360 bps per annum
Prepayment of Sale and Leaseback Transaction					$ 26,898
Maturity date								September 2023 and September 2026
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								October 2019
Finance Lease, Liability																	$ 90,811
Vessels financed								six product tankers
Debt Instrument, Description of Variable Rate Basis								LIBOR plus a margin ranging from 335 bps to 355 bps per annum
Prepayment of Sale and Leaseback Transaction						$ 11,295	$ 43,913
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $72,053 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								June 2020
Finance Lease, Liability														$ 72,053
Vessels financed								one MR1, one MR2 and two LR1s
Debt Instrument, Description of Variable Rate Basis								LIBOR
Debt Instrument, Basis Spread on Variable Rate								3.90%
Prepayment of Sale and Leaseback Transaction	$ 45,610		$ 6,210						5,903
Maturity date								June 2027
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $33,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								November 2019
Finance Lease, Liability								$ 22,250								$ 33,000
Vessels financed								a Capesize vessel
Maturity date								first quarter of 2032
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt Instrument, Basis Spread on Variable Rate								2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $35,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								February 2020
Finance Lease, Liability								$ 24,059							$ 35,000
Vessels financed								a Capesize vessel
Maturity date								first quarter of 2032
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt Instrument, Basis Spread on Variable Rate								2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - November 2021 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								November 2021
Finance Lease, Liability								$ 15,452					$ 19,000
Vessels financed								a Capesize vessel
Maturity date								fourth quarter of 2029
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 I [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								December 2021
Finance Lease, Liability								$ 15,452	$ 19,000
Vessels financed								a Capesize vessel
Maturity date								fourth quarter of 2029
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $19,000 - December 2021 II [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								December 2021
Finance Lease, Liability								$ 13,857				$ 19,000
Vessels financed								a Capesize vessel
Maturity date								first quarter of 2029
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt Instrument, Basis Spread on Variable Rate								2.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $20,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								December 2021
Finance Lease, Liability								$ 14,271				$ 20,000
Vessels financed								a Capesize vessel
Maturity date								fourth quarter of 2027
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt Instrument, Basis Spread on Variable Rate								3.11%
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $12,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								February 2022
Finance Lease, Liability								$ 8,339			$ 12,000
Vessels financed								a Panamax vessel
Maturity date								first quarter of 2027
Upon Acquisition of 36-vessel drybulk fleet from Navios Holdings [Member] | Sale and Leaseback Agreements $22,000 [Member]
Restructuring Cost and Reserve [Line Items]
Sale Leaseback Transaction, Date								July 2022
Finance Lease, Liability								$ 19,150		$ 22,000
Vessels financed								a Panamax vessel
Maturity date								third quarter of 2032
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt Instrument, Basis Spread on Variable Rate								1.66%